Accounts Receivable - Schedule of Accounts Receivable (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	$ 884	$ 828
Allowance for doubtful accounts	(57)	(63)	$ (56)
Accounts receivable, net	827	765
Accounts Receivable - Billed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	404	356
Accounts Receivable - Unbilled [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	$ 480	$ 472